Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2013	2014
	RMB	RMB	US$

Rental deposits	2,105	843	136
Prepayments	7,769	42,120	6,789
Staff advances	867	2,435	392
Interest receivable	1,602	12,040	1,940
Receivables from third-party payment platform	—	12,283	1,980
Other receivables	944	4,190	675

	13,287	73,911	11,912